Other assets - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets, Other [Abstract]
Other non-current assets	€ 118	€ 93
Other current assets	586	500
Current contract assets	349	297
Current prepaid expenses	€ 238	€ 197